Weighted Average Assumptions Relating to Valuation of Stock Options (Detail) (USD $)	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants	$ 7.80	$ 9.85
Volatility	86.13%	78.52%
Risk-free interest rate	0.67%	0.92%
Expected life	5 years	5 years
Expected dividend yield	0.00%	0.00%